SCHEDULE H LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
APPLIED INDUSTRIAL TECHNOLOGIES, INC.
RETIREMENT SAVINGS PLAN

Employer ID Number: 34-0117420
Plan Number: 003

SCHEDULE H LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower,			Current
	Lessor or Similar Party	Description of Investment	Cost	Value
*	Applied Industrial Technologies, Inc. Stock:
	Applied Industrial Technologies, Inc.	Common Stock	**	$160,889,571

	Common/Collective Trust Funds
	Stable Principal Fund
	Vanguard Fiduciary Trust Mutual Fund		**	62,172,358

	Fixed Income Funds
	Bond Fund
	Baird Aggregate Bond Institutional Fund	Mutual Fund	**	8,939,252
	American Funds Bond Fund of America R6 Fund	Mutual Fund	**	8,923,141
	John Hancock Investment Grade Bond R6 Fund	Mutual Fund	**	8,919,618
	Total Fixed Income Funds			26,782,011

	Mutual Funds - Equity
	Large Value Stock Fund
	Vanguard Value Index Institutional Fund	Mutual Fund	**	8,423,844
	Putnam Large Cap Value R6 Fund	Mutual Fund	**	6,313,802
	JP Morgan US Value R6 Fund	Mutual Fund	**	6,308,056
	Large Core Stock Fund
	Columbia Large Cap Enhanced Core I3 Fund	Mutual Fund	**	13,382,224
	T. Rowe Price U.S. Equity Research Fund	Mutual Fund	**	13,374,177
	Vanguard Growth & Income Admiral Fund	Mutual Fund	**	13,364,537
	Vanguard Institutional Index Institutional Fund	Mutual Fund	**	20,675,682
	Large Growth Stock Fund
	Harbor Capital Appreciation Retirement Fund	Mutual Fund	**	25,531,718
	JP Morgan Growth Advantage R6 Fund	Mutual Fund	**	25,506,720
	Vanguard Growth Index Institutional Fund	Mutual Fund	**	34,025,288
	Mid Cap Value Stock Fund
	John Hancock Disciplined Value Mid Cap R6 Fund	Mutual Fund	**	2,605,949
	Vanguard Mid-Cap Value Index Admiral Fund	Mutual Fund	**	4,360,554
	MFS Mid Cap Value R6 Fund	Mutual Fund	**	1,741,046
	Mid Cap Core Stock Fund
	Vanguard Mid Cap Index Institutional Fund	Mutual Fund	**	3,174,119
	Vanguard Strategic Equity Inv Fund	Mutual Fund	**	1,981,014
	Fidelity Mid Cap Stock K Fund	Mutual Fund	**	790,697
	MFS Blended Research Mid Cap Equity R6 Fund	Mutual Fund	**	1,189,570
	Madison Mid Cap R6 Fund	Mutual Fund	**	817,990
APPLIED INDUSTRIAL TECHNOLOGIES, INC.
RETIREMENT SAVINGS PLAN

Employer ID Number: 34-0117420
Plan Number: 003

SCHEDULE H LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower,			Current
	Lessor or Similar Party	Description of Investment	Cost	Value
	Mid Cap Growth Stock Fund
	T. Rowe Price Instl Mid-Cap Equity Growth Fund	Mutual Fund	**	10,177,423
	Fidelity Mid Cap Growth Index Fund	Mutual Fund	**	11,407,170
	ClearBridge Select IS Fund	Mutual Fund	**	3,810,071
	Small Cap Value Stock Fund
	PIMCO RAE US Small Institutional Fund	Mutual Fund	**	1,582,340
	Vanguard Small-Cap Value Index Admiral Fund	Mutual Fund	**	3,799,705
	Applied Finance Explorer Institutional Fund	Mutual Fund	**	946,372
	Small Cap Core Stock Fund
	Vanguard Small Cap Index Institutional Fund	Mutual Fund	**	1,214,869
	Touchstone Small Company R6 Fund	Mutual Fund	**	910,030
	Thrivent Small Cap Stock S Fund	Mutual Fund	**	907,782
	Small Cap Growth Stock Fund
	Vanguard Russell 2000 Growth Index Instl Fund	Mutual Fund	**	4,016,247
	American Century Small Cap Growth R6 Fund	Mutual Fund	**	4,676,919
	Putnam Small Cap Growth R6 Fund	Mutual Fund	**	4,686,845
	Foreign Stock Fund
	Mercer Non US Core Equity Fund	Mutual Fund	**	9,468,027
	Vanguard Total International Stock Index Institutional Fund	Mutual Fund	**	9,495,640
	MFS International Equity R6 Fund	Mutual Fund	**	6,316,014
	Nuveen Social Choice International Equity R6 Fund	Mutual Fund	**	6,313,665
	Vanguard Treasury Money Market Fund	Mutual Fund	**	2,536
	Vanguard Cash Reserve Money Market Admiral Fund	Mutual Fund	**	269,388
	Vanguard Growth Index Institutional Fund	Mutual Fund	**	36,030,994
	Vanguard Institutional Index Institutional Fund	Mutual Fund	**	30,295,388
	Vanguard Mid Cap Index Institutional Fund	Mutual Fund	**	7,368,965
	Vanguard Small Cap Index Admiral Fund	Mutual Fund	**	6,484,765
	Vanguard Value Index Institutional Fund	Mutual Fund	**	8,544,852
	Vanguard Total International Stock Index Institutional Fund	Mutual Fund	**	8,947,448
	Total Mutual Funds - Equity			361,240,442

	Retirement-Year Based Funds
	Vanguard Target Retirement Income Fund	Mutual Fund	**	6,088,935
	Vanguard Target Retirement 2020 Fund	Mutual Fund	**	12,070,927
	Vanguard Target Retirement 2025 Fund	Mutual Fund	**	30,463,789
	Vanguard Target Retirement 2030 Fund	Mutual Fund	**	65,579,924
	Vanguard Target Retirement 2035 Fund	Mutual Fund	**	54,431,173
	Vanguard Target Retirement 2040 Fund	Mutual Fund	**	34,910,260
	Vanguard Target Retirement 2045 Fund	Mutual Fund	**	33,970,632
APPLIED INDUSTRIAL TECHNOLOGIES, INC.
RETIREMENT SAVINGS PLAN

Employer ID Number: 34-0117420
Plan Number: 003

SCHEDULE H LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower,			Current
	Lessor or Similar Party	Description of Investment	Cost	Value
	Vanguard Target Retirement 2050 Fund	Mutual Fund	**	31,187,605
	Vanguard Target Retirement 2055 Fund	Mutual Fund	**	22,469,387
	Vanguard Target Retirement 2060 Fund	Mutual Fund	**	11,567,977
	Vanguard Target Retirement 2065 Fund	Mutual Fund	**	5,764,398
	Vanguard Target Retirement 2070 Fund	Mutual Fund	**	720,882
	Total Retirement-Year Based Funds			309,225,889

	Balanced Funds
	Vanguard Wellesley Income Admiral Fund	Mutual Fund	**	1,963,361
	T. Rowe Price Spectrum Conservative Allocation Fund	Mutual Fund	**	1,312,280
	Hartford Balanced Income R6 Fund	Mutual Fund	**	1,980,374
	Nuveen Lifestyle Conservative R6 Fund	Mutual Fund	**	1,311,581
	Total Balanced Funds			6,567,596

	Total Investments			926,877,867

	Notes Receivable From Participants
*	Participant notes receivable (with interest rates ranging from 4.25% to 10.50% and maturity dates ranging from January 2026 to September 2035)		-	9,029,950

	Total			$935,907,817

*	Represents a party-in-interest
**	Indicates a participant-directed fund. The cost disclosure is not required.